Financial Instruments - Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
NTD [Member] | Financial liabilities [Member]
IFRS Statement [Line Items]
Foreign currency	$ 1,084,594	$ 897,593
Exchange rate	28.480	29.980
Functional currency	$ 38,083	$ 29,939
NTD [Member] | Financial assets [Member]
IFRS Statement [Line Items]
Foreign currency	$ 155,418	$ 148,825
Exchange rate	28.480	29.980
Functional currency	$ 5,457	$ 4,964
CNY [Member] | Financial assets [Member]
IFRS Statement [Line Items]
Foreign currency	$ 35,630	$ 34,726
Exchange rate	6.5428	6.9762
Functional currency	$ 5,461	$ 4,978
JPY [Member] | Financial liabilities [Member]
IFRS Statement [Line Items]
Foreign currency	$ 632,215	$ 3,099
Exchange rate	103.0786	108.6232
Functional currency	$ 6,133	$ 29